leases (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Income from subleasing right-of-use lease assets
Co-location sublease revenue included in Operating revenues - service	$ 27	$ 17
Other sublease revenue included in Other income	7	8
Lease payments	$ 907	$ 826
Maximum
Income from subleasing right-of-use lease assets
Portion of real estate right-of-use assets that are subleased, as a percent	20.00%
Mobile site leases
Potential exposure to non-executory cash outflows not including in lease liabilities
Lease payments with index based price adjustments	0.33